Label	Element	Value
Direxion Daily Uranium Industry Bull 2X ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	200.00%
Direxion Daily Uranium Industry Bull 2X ETF | Global X Uranium ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	51.80%
Direxion Daily Uranium Industry Bull 2X ETF | VanEck Uranium and Nuclear ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	32.40%
Direxion Daily Uranium Industry Bull 2X ETF | Sprott Uranium Miners ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	15.70%
Direxion Daily Uranium Industry Bull 2X ETF | Nuclear Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%
Direxion Daily Uranium Industry Bull 2X ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	147.00%
Direxion Daily Uranium Industry Bull 2X ETF | Investment Companies [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	53.00%